ILFC Transaction (Summary Of Pro Forma Information) (Details) - ILFC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total revenue and other income	$ 5,212,900	$ 5,444,581
Net income (loss)	$ 952,778	$ (32,634)